Leases - Schedule of Future Lease Payments Under Operating Leases (Details)	Jun. 30, 2025 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Remaining of 2025	$ 5,337,938
2026	10,634,315
2027	10,834,225
2028	10,899,372
2029	11,448,081
2030	1,887,772
Total lease payments	51,041,703
Less: imputed interest	(5,943,829)
Present value of lease liabilities	$ 45,097,874